Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) shares $ / shares
0 - 0.06 (RSUs) | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	8,072,635	8,023,855
Options outstanding, Weighted average remaining contractual life	1 year 2 months 23 days	1 year 5 months 1 day
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06	$ 0.06
0 - 0.06 (RSUs) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	7,259,464	8,076,058
Options outstanding, Weighted average remaining contractual life	1 year 6 months 3 days	1 year 9 months 7 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06	$ 0.06
0 - 0.06 (RSUs) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0	$ 0
0 - 0.06 (RSUs) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0	0
0 - 0.06 (RSUs) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.06	0.06
0 - 0.06 (RSUs) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.06	$ 0.06
5 - 8 (Stock Options) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	17,554	82,050
Options outstanding, Weighted average remaining contractual life	6 months 29 days	1 year 1 month 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 5.83	$ 6.61
5 - 8 (Stock Options) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 5	$ 5
5 - 8 (Stock Options) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	5	5
5 - 8 (Stock Options) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	8	8
5 - 8 (Stock Options) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8